SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2025 vessel customer	Dec. 31, 2024 customer
Revenue, Major Customer [Line Items]
Number of reportable segments | vessel	1
Number of customers	5	7
Number of top customers	4	4
Revenue benchmark | Top Customers | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	98.50%	92.60%
Revenue benchmark | Customer one | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	20.70%	25.10%
Revenue benchmark | Customer two | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	39.80%	37.80%
Revenue benchmark | Customer three | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	25.40%	15.50%
Revenue benchmark | Customer four | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	12.60%	14.20%